Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings (Loss) per Share
Earnings (Loss) per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the Years Ended December 31,
	2011			2010			2009
(in thousands, except per share amounts)	Income	Weighted-average Shares	Per Share Amount	Loss	Weighted-average Shares	Per Share Amount	Loss	Weighted-average Shares	Per Share Amount
Basic earnings (loss) per share:
Net income (loss)	$289			$(4,337)			$(1,898)
Preferred stock dividends	(80)			(80)			(80)
Income (loss) available to common stockholders	209	13,919	$0.02	(4,417)	13,563	$(0.33)	(1,978)	8,241	$(0.24)
Effect of dilutive securities:
Stock options		—			—			—
Diluted earnings (loss) per share:
Income (loss) available to common stockholders plus assumed conversions	$209	13,919	$0.02	$(4,417)	13,563	$(0.33)	$(1,978)	8,241	$(0.24)

There were 1,076,067 common stock options excluded from the computation of diluted earnings per share for the year ended December 31, 2011 which were exercisable between the prices of $8.46 and $33.50 per option. There were 1,069,774 options excluded from the computation of diluted loss per share for the year ended December 31, 2010 which were exercisable between the prices of $11.55 and $33.50 per option. There were 1,030,267 options excluded from the computation of diluted loss per share for the year ended December 31, 2009 which were exercisable between the prices of $6.93 and $33.50 per option. They were excluded because of their anti-dilutive impact.